Segment Disclosures	12 Months Ended
Dec. 31, 2017
Segment Disclosures
15. Segment Disclosures

The Company has one operating segment, being mineral exploration, with assets located in Canada and the United States, as follows:

	December 31, 2017			December 31, 2016
	Canada	U.S.	Total	Canada	Total

Restricted cash	$-	$-	$-	$35	$35
Mineral property interests	11,202	3,263	14,465	10,496	10,496
Leasehold improvements and equipment	107	-	107	1	1